Stockholders' Equity (Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Stockholders' Equity Note [Abstract]
Foreign currency translation adjustment	$ (1.6)	$ (0.4)	$ (2.2)
Unrealized gains (losses) on marketable securities, net of tax	0.4	0.5	0.3
Unrealized gains (losses) on derivatives, net of tax	(49.7)	(4.1)	1.1
Benefit plan funding position, net of tax	(95.7)	(55.8)	(70.3)
Total accumulated other comprehensive income (loss)	(146.6)	(59.8)	(71.1)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(1.2)	1.8	1.5
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(0.1)	0.2	0
Unrealized Gains (Losses) on Derivatives, Gain (loss)	(47.9)	(5.1)
Benefit Plan Funding Position, Gain (Loss)	(45.6)	10.7
Other comprehensive income	(94.8)	7.6
Unrealized Gains (Losses) on Derivatives, Reclassification realized in net earnings	2.3	(0.1)
Benefit Plan Funding Position, Reclassification realized in net earnings	5.7	3.8
Other Comprehensive Income (Loss) Net Of Tax Reclassification Realized In Net Earnings	$ 8.0	$ 3.7